Changes in Carrying Amount of Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Dragon Joyce Group CNY	Dec. 31, 2013 Dragon Joyce Group CNY	Dec. 31, 2014 Dragon Joyce Group USD ($)	Dec. 31, 2014 3GUU Group CNY	Dec. 31, 2013 3GUU Group CNY	Dec. 31, 2014 3GUU Group USD ($)	Dec. 31, 2014 OWX Group CNY	Dec. 31, 2013 OWX Group CNY
Goodwill [Line Items]
Beginning Balance	564,841	564,841		$ 91,036	247,373	247,373	$ 47,870	267,824	267,824	$ 43,166	49,644	49,644
Goodwill acquired during the year	0	0			0	0		0	0		0	0
Reorganization of reporting units					49,644						(49,644)
Impairment	0	0	(33,517)		0	0		0	0		0	0
Ending Balance	564,841	564,841	564,841	$ 91,036	297,017	247,373	$ 47,870	267,824	267,824	$ 43,166		49,644